Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Schedule of property, plant and equipment

			Furniture,	Production	Buildings		Exploration
	Oil & gas		equipment	facilities and	and	Construction in	and evaluation
Amounts in US$’000	properties		and vehicles	machinery	improvements	progress	assets(a)		Total
Cost as of January 1, 2022	957,932		18,712	201,177	11,662	27,204	100,470		1,317,157
Additions / ARO change	(7,558)	(b)	1,620	6	(14)	107,171	67,889		169,114
Currency translation differences	2,921		37	232	6	18	19		3,233
Disposals	—		(1,290)	(26)	(774)	—	—		(2,090)
Write-off / Impairment	—		—	—	—	—	(25,789)	(d)	(25,789)
Transfers	125,962		14	21,338	147	(117,913)	(29,548)		—
Cost as of December 31, 2022	1,079,257		19,093	222,727	11,027	16,480	113,041		1,461,625
Additions / ARO change	9,744	(b)	1,683	12	17	116,304	73,160		200,920
Currency translation differences	3,477		46	277	8	21	22		3,851
Disposals	—		(1,223)	—	(2,150)	(119)	—		(3,492)
Write-off / Impairment	(13,332)	(c)	—	—	—	—	(29,563)	(e)	(42,895)
Transfers	171,538		93	21,262	93	(116,905)	(76,081)		—
Assets held for sale (Note 35.3)	(330,024)		(6,559)	(74,491)	(4,948)	—	—		(416,022)
Cost as of December 31, 2023	920,660		13,133	169,787	4,047	15,781	80,579		1,203,987
Additions / ARO change	2,319	(b)	1,252	—	—	126,746	63,312		193,629
Currency translation differences	(10,570)		(140)	(901)	(25)	—	(72)		(11,708)
Disposals	—		(104)	—	(11)	—	—		(115)
Write-off / Impairment	—	(c)	—	—	—	—	(14,779)	(f)	(14,779)
Transfers	122,437		90	23,616	352	(118,410)	(28,085)		—
Cost as of December 31, 2024	1,034,846		14,231	192,502	4,363	24,117	100,955		1,371,014

Depreciation and write-down as of January 1, 2022	(563,157)		(16,668)	(116,617)	(6,668)	—	—		(703,110)
Depreciation	(76,720)		(1,344)	(12,244)	(672)	—	—		(90,980)
Disposals	—		1,246	19	752	—	—		2,017
Currency translation differences	(2,403)		(33)	(231)	(6)	—	—		(2,673)
Depreciation and write-down as of December 31, 2022	(642,280)		(16,799)	(129,073)	(6,594)	—	—		(794,746)
Depreciation	(95,369)		(1,304)	(12,896)	(503)	—	—		(110,072)
Disposals	—		1,189	—	1,877	—	—		3,066
Currency translation differences	(3,179)		(41)	(277)	(8)	—	—		(3,505)
Assets held for sale (Note 35.3)	310,683		6,488	68,765	2,158	—	—		388,094
Depreciation and write-down as of December 31, 2023	(430,145)		(10,467)	(73,481)	(3,070)	—	—		(517,163)
Depreciation	(109,093)		(1,550)	(13,116)	(191)	—	—		(123,950)
Disposals	—		77	—	—	—	—		77
Currency translation differences	9,520		131	838	24	—	—		10,513
Depreciation and write-down as of December 31, 2024	(529,718)		(11,809)	(85,759)	(3,237)	—	—		(630,523)

Carrying amount as of December 31, 2022	436,977		2,294	93,654	4,433	16,480	113,041		666,879
Carrying amount as of December 31, 2023	490,515		2,666	96,306	977	15,781	80,579		686,824
Carrying amount as of December 31, 2024	505,128		2,422	106,743	1,126	24,117	100,955		740,491

(a)	Exploration wells movement and balances are shown in the table below; mining property associated with unproved reserves and resources, seismic and other exploratory assets amount to US$ 95,268,000 (US$ 72,581,000 in 2023 and US$ 96,041,000 in 2022).

(b)	Corresponds to the effect of change in estimate of assets retirement obligations.
(c)	See Note 36.
(d)	Corresponds to exploration costs incurred in previous years in the Tacacho and Terecay Blocks (Colombia), four exploratory wells drilled in the CPO-5, Platanillo, Llanos 34 and Llanos 94 Blocks (Colombia), and certain exploration costs incurred in the Espejo Block (Ecuador).

(e)	Corresponds to three exploratory wells drilled in the Llanos 87 Block (Colombia), an exploratory well drilled in the Llanos 124 Block (Colombia) and other exploration costs incurred in the Llanos 94, Coati and Llanos 124 Blocks (Colombia).

(f)	Corresponds to two exploratory wells drilled in the CPO-5 Block (Colombia) and two exploratory wells drilled in the Espejo Block (Ecuador).

Schedule of exploration wells movement and balances

Amounts in US$ ‘000	Total
Exploration wells as of December 31, 2022	17,000
Additions	61,500
Write-offs	(24,815)
Transfers	(45,687)
Exploration wells as of December 31, 2023	7,998
Additions	31,134
Write-offs	(11,721)
Transfers	(21,724)
Exploration wells as of December 31, 2024	5,687